SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Value Fund

December 31, 2024 (Unaudited)
Shares		Value
Common Stocks — 95.4%
Communication Services — 1.9%
3,730	Nexstar Media Group, Inc.	$589,228

Consumer Discretionary — 12.2%
19,020	Cheesecake Factory, Inc. (The)	902,309
9,210	Genesco, Inc.*	393,727
5,040	G-III Apparel Group Ltd.*	164,405
1,860	Group 1 Automotive, Inc.	783,953
2,760	Oxford Industries, Inc.	217,433
4,575	Patrick Industries, Inc.	380,091
7,215	Steven Madden Ltd.	306,782
10,830	Taylor Morrison Home Corp.*	662,904
		3,811,604
Consumer Staples — 1.4%
1,940	John B Sanfilippo & Son, Inc.	168,993
7,530	TreeHouse Foods, Inc.*	264,529
		433,522
Energy — 6.8%
8,280	Cactus, Inc., Class A	483,221
24,310	Magnolia Oil & Gas Corp., Class A	568,368
12,140	Matador Resources Co.	682,996
28,630	Select Water Solutions, Inc.	379,061
		2,113,646
Financials — 24.6%
1,150	American Financial Group, Inc.	157,470
2,760	AMERISAFE, Inc.	142,250
16,392	Compass Diversified Holdings	378,327
7,660	Independent Bank Group, Inc.	464,732
12,827	Mercantile Bank Corp.	570,673
3,900	Northrim BanCorp, Inc.	303,966
7,640	Pinnacle Financial Partners, Inc.	873,940
6,900	Preferred Bank/Los Angeles, CA	596,022
6,570	QCR Holdings, Inc.	529,805
2,590	Reinsurance Group of America, Inc.	553,302
12,230	Seacoast Banking Corp. of Florida	336,692
6,360	Stewart Information Services Corp.	429,236
10,660	Stock Yards Bancorp, Inc.	763,363
5,670	Veritex Holdings, Inc.	153,997
6,350	Wintrust Financial Corp.	791,908
11,920	WSFS Financial Corp.	633,310
		7,678,993
Health Care — 7.5%
3,830	Amphastar Pharmaceuticals, Inc.*	142,208
6,090	Astrana Health, Inc.*	192,018

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Value Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value
7,900	Globus Medical, Inc., Class A*	$653,409
6,490	Lantheus Holdings, Inc.*	580,595
4,740	Merit Medical Systems, Inc.*	458,453
7,300	Omnicell, Inc.*	324,996
		2,351,679
Industrials — 18.6%
58,138	ACCO Brands Corp.	305,225
7,090	Arcosa, Inc.	685,887
2,565	Atkore, Inc.	214,049
21,990	Barrett Business Services, Inc.	955,246
27,980	BrightView Holdings, Inc.*	447,400
6,900	CBIZ, Inc.*	564,627
8,290	Columbus McKinnon Corp.	308,720
12,780	Douglas Dynamics, Inc.	301,991
10,386	Ducommun, Inc.*	661,173
25,690	Gates Industrial Corp. Plc*	528,443
6,918	Greenbrier Cos., Inc. (The)	421,929
7,440	Insteel Industries, Inc.	200,954
4,820	Terex Corp.	222,780
		5,818,424
Information Technology — 6.4%
6,880	Crane NXT Co.	400,554
5,180	MKS Instruments, Inc.	540,740
7,130	Napco Security Technologies, Inc.	253,543
2,526	Onto Innovation, Inc.*	421,008
5,240	PC Connection, Inc.	362,975
		1,978,820
Materials — 4.2%
8,919	Koppers Holdings, Inc.	288,975
4,060	Materion Corp.	401,453
22,800	Metallus, Inc.*	322,164
1,100	Reliance, Inc.	296,186
		1,308,778
Real Estate — 8.7%
6,660	Agree Realty Corp., REIT	469,197
42,060	Chatham Lodging Trust, REIT	376,437
7,750	CubeSmart, REIT	332,088
44,070	DiamondRock Hospitality Co., REIT	397,952
2,260	EastGroup Properties, Inc., REIT	362,707
10,810	STAG Industrial, Inc., REIT	365,594
61,280	Summit Hotel Properties, Inc., REIT	419,768
		2,723,743

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Value Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value
Utilities — 3.1%
8,340	Southwest Gas Holdings, Inc.	$589,722
7,060	Unitil Corp.	382,581
		972,303

Total Common Stocks		29,780,740
(Cost $26,105,892)
Exchange Traded Funds — 1.8%
370	iShares Russell 2000 Value ETF	60,743
5,560	SPDR S&P Biotech ETF	500,734

Total Exchange Traded Funds		561,477
(Cost $532,936)

Investment Company — 2.6%
833,858	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(a)	833,858

Total Investment Company		833,858
(Cost $833,858)

Total Investments		$31,176,075
(Cost $27,472,686) — 99.8%
Other assets in excess of liabilities — 0.2%		47,270
NET ASSETS — 100.0%		$31,223,345

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
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